Note 15 - Financial Instruments - Fair Value of Company's Investments (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Derivatives	$ 456,133
DerivativeLiabilitiesNoncurrent	393,899	304,174
Derivatives	393,899	304,174
Interest Rate Swap [Member]
Derivatives	322,123
DerivativeLiabilitiesNoncurrent	393,899	304,174
Derivatives	393,899	304,174
Interest Rate Swap [Member] | Fair Value, Recurring [Member]
Derivatives	322,123
DerivativeLiabilitiesNoncurrent	393,899	304,174
Derivatives	393,899	304,174
Interest Rate Swap [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Derivatives
DerivativeLiabilitiesNoncurrent
Derivatives
Interest Rate Swap [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Derivatives	322,123
DerivativeLiabilitiesNoncurrent	393,899	304,174
Derivatives	393,899	304,174
Interest Rate Swap [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Derivatives
DerivativeLiabilitiesNoncurrent
Derivatives
Freight Forward Agreements [Member]
Derivatives	134,010
Freight Forward Agreements [Member] | Fair Value, Recurring [Member]
Derivatives	134,010
Freight Forward Agreements [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Derivatives	134,010
Freight Forward Agreements [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Derivatives
Freight Forward Agreements [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Derivatives